Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended	132 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000020470_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	24.51%
C000020470_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		14.28%
C000020470_1_BBIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			12.87%
C000020470_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Trend Fund
C000020470_ClassMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000020470_ClassMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,532
C000020470_ClassMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,014
C000020470_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 14,254
C000020470_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,832
C000020470_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 18,795
C000020470_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 27,629
C000020470_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 33,946
C000020470_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 22,528
C000020470_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 32,527
C000020470_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 45,588	$ 45,588	$ 45,588	$ 45,588
C000020470_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Growth Index
C000020470_1_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														10,000
C000020470_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													10,567
C000020470_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												11,314
C000020470_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											14,733
C000020470_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										14,510
C000020470_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									19,790
C000020470_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								27,408
C000020470_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							34,971
C000020470_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						24,782
C000020470_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					35,358
C000020470_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	47,152	47,152	47,152	$ 47,152
C000020470_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000® Index
C000020470_2_AdditionalIndexMember_AsOf_2014Member
Account Value [Line Items]
Account Value														$ 10,000
C000020470_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Account Value													$ 10,092
C000020470_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Account Value												$ 11,308
C000020470_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 13,761
C000020470_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 13,102
C000020470_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 17,220
C000020470_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 20,830
C000020470_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 26,340
C000020470_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 21,302
C000020470_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 26,953
C000020470_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 33,560	$ 33,560	$ 33,560	$ 33,560
C000020470_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	40.16%
C000020470_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		19.39%
C000020470_NoLoadClassMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.38%
C000020470_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	33.36%
C000020470_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		18.96%
C000020470_0_AdditionalIndexMember_10YRMember
Account Value [Line Items]
Average Annual Return, Percent			16.78%